General and administrative (Tables)	12 Months Ended
Mar. 31, 2022
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	2022 $	2021 $	2020 $

Salaries and benefits (note 9)	2,493,640	2,635,873	1,350,824
Professional fees	714,661	465,226	274,356
Investor relations	499,086	247,735	131,646
Office supplies and services (note 13)	351,893	170,494	165,050
Transfer agent and filing fees	91,856	57,030	27,289
Financing expense (notes 7 and 13)	40,952	23,790	88,920
Travel and meals	40,504	248	66,225
Amortization	36,700	47,474	1,949
Other	6,311	6,272	3,788
Rent	-	-	76,226

	4,275,603	3,654,142	2,186,273